DODIE KENT
Vice President and Associate
General Counsel

[ AXA EQUITABLE - LOGO ]	(212) 314-3970
Fax (212) 707-1791

LAW DEPARTMENT

October 20, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AXA Equitable Life Insurance Company
Form S-3 Registration Statement
CIK 0000727920

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith, via EDGAR, AXA Equitable’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”), with respect to interests in certain fixed maturity options that include market value adjustment features (“MVA interests”) under certain flexible premium annuity contracts (the “EQUI-VEST Contracts”) offered by AXA Equitable.

Purpose of the Filing and Filing Fees

We are filing this Registration Statement to carry forward the total dollar amount of unsold securities previously registered on Form S-3 to this Registration Statement. Market value adjustment interests under deferred variable annuity contracts previously described in the prospectuses contained in this Registration Statement and in certain other prospectuses that are contained in Registrant’s currently effective Form S-3 Registration Statement (File No. 333-155361).

The MVA interests under the EQUI-VEST Contracts are currently registered on Form S-3, Reg. No. 333-155361. As noted on the cover page of the Registration Statement, pursuant to Rule 415(a)(6) under the 1933 Act, the amount of the unsold securities previously registered on Form S-3 is being carried forward to this Registration Statement.

Request for Expedited Review

Because the Registration Statement includes primarily prospectuses and other information that were included in the prior Form N-4 registration statements and amendments thereto, we believe expedited review of the Registration Statement is appropriate. In particular, the Registration Statement includes the May 1, 2011 prospectuses for the EQUI-VEST Contracts (and supplements to those prospectuses filed since May 1, 2011).

If the Registration Statement were eligible to be filed pursuant to Rule 485 under the 1933 Act, AXA Equitable would make the filing pursuant to Rule 485(b) because it does not include any material changes from previous filings. I have reviewed the Registration Statement, and it does not include any disclosures that would render it ineligible to become effective under Rule 485(b) (assuming that the Registration Statement would be eligible for Rule 485 generally).

In these circumstances, we believe a limited staff review is appropriate.

Request For Acceleration

On behalf of AXA Equitable and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration Statement will be declared effective on the date of this letter, or as soon as practicable thereafter. In this connection, AXA Equitable and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

Please contact the undersigned at (212) 314-3970 if you have any questions or comments.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

cc:    Christopher E. Palmer, Esq.

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104